Segment Information - Summary of Operating Results by Geographical areas (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 12,629	$ 13,725
U.S. [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	7,190	9,029
Canada [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,014	1,037
Other [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	177	182
Americas [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	8,381	10,248
Switzerland [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	2,074	1,993
U.K. [Member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,431	1,321
Other Countries [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	639	47
EMEA [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	4,144	3,361
Asia Pacific [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 104	$ 116